Subsequent events - Schedule of Stock Split (Detail) - Implementation of stock split of common stock [member]	May 14, 2024
Disclosure of non-adjusting events after reporting period [line items]
Public notice of record date	Sep. 13, 2024
Record date	Sep. 30, 2024
Effective date	Oct. 01, 2024